BUSINESS COMBINATIONS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 03, 2021	Feb. 03, 2021	Feb. 03, 2021	Nov. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business acquisition, shares issued, value						$ 60,697
Shares issued						734,689
Stock issued during period value new issues					$ 364,903		$ (45,512)
Due to related parties
Total purchase price						$ (60,697)
Common Stock [Member]
Business Acquisition [Line Items]
Shares issued						874,999
Shares issued in recapitalization, shares					8,351,960		46,811,195
Proceeds from public offering						$ 3,500,000
Stock issued during period value new issues					$ 8,352		$ 46,811
Magiclytics [Member]
Business Acquisition [Line Items]
Shares issued		5,000
Due to related parties						97,761
Total purchase price						60,697
Christian Young [Member]
Business Acquisition [Line Items]
Common stock percentage		45.00%
Shares issued in recapitalization, shares		330,610
Christian Young and Wilfred Man [Member]
Business Acquisition [Line Items]
Common stock percentage		90.00%
Tranche Three [Member]
Business Acquisition [Line Items]
Additional gross revenue	$ 500,000	$ 500,000	$ 500,000
Magiclytics [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued, value			60,697
[custom:BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedRelatedPartyPayable-0]	$ 97,761	$ 97,761	97,761			97,761
Business Combination, Consideration Transferred			$ 60,697
Total purchase price						$ (60,697)
Magiclytics [Member] | Magiclytics Shareholders [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued			734,689	140,311
Business acquisition share price				$ 4
Business acquisition, shares issued, value			$ 3,500,000
Magiclytics [Member] | Mr Young [Member]
Business Acquisition [Line Items]
Common stock percentage				4.50%
Business acquisition, shares issued, value				$ 393,750
Magiclytics [Member] | Christian Young [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued			330,610
Common stock percentage			45.00%
Magiclytics [Member] | Wilfred Man [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued			330,610
Common stock percentage			90.00%
A&R Share Exchange Agreement [Member] | Magiclytics [Member]
Business Acquisition [Line Items]
Shares issued	734,689
Common stock issuance description						The number of shares of the Company common stock issued at the Magiclytics Closing was based on the fair market value of the Company common stock as initially agreed to by the parties, which is $4.76 per share (the “Base Value”). The fair market value was determined based on the volume weighted average closing price of the Company common stock for the twenty (20) trading day period immediately prior to the Magiclytics,
A&R Share Exchange Agreement [Member] | Magiclytics [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued			734,689
Business acquisition, shares acquired			5,000
Business acquisition share price	$ 4.76	$ 4.76	$ 4.76
Consulting Agreement [Member]
Business Acquisition [Line Items]
Gross revenue	$ 500,000	$ 500,000	$ 500,000
Stock issued during period value new issues	$ 393,750
Consulting Agreement [Member] | Tranche Four [Member]
Business Acquisition [Line Items]
Sale of Stock, Description of Transaction	the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) 4.5% of the Net Income (as defined below) of Magiclytics during such 12 month period divided by (ii) the VWAP as of the last date of such 12 month period.